Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Breakdown and Composition of Intangible Assets
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	As of 12/31/2022	Additions	Amortizations	Write-off	Transfers	As of 12/31/2023		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	76	30	(43)	(1)	1	63	=	181	(118)
Commercial rights	4,267	192	(7)	-	-	4,452		4,491	(39)
Trade name	39	-	-	-	-	39		39	-
	5,000	222	(50)	(1)	1	5,172		5,582	(410)
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	As of 12/31/2021	Additions	Amortizations	Write-off	Transfers	As of 12/31/2022		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	75	18	(17)	-	-	76	=	151	(75)
Commercial rights (i)	1,136	3,139	(8)	-	-	4,267		4,299	(32)
Trade name	39	-	-	-	-	39		39	-
	1,868	3,157	(25)	-	-	5,000		5,360	(360)
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	As of 12/31/2020	Additions	Amortizations	Write-off	Transfers	As of 12/31/2021		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	70	21	(14)	(1)	(1)	75	=	133	(58)
Commercial rights (i)	310	833	(7)	-	-	1,136		1,160	(24)
Trade name	39	-	-	-	-	39		39	-
	1,037	854	(21)	(1)	(1)	1,868		2,203	(335)
(i)	In the year ended December 31, 2022, includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 and in the year ended December 31, 2021, includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.3).

Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows
	2023	2022	2021
Additions	222	3,157	854
Financing of intangible assets – Additions	(175)	(3,130)	-
Financing of intangible assets – Payments	122	609	-
	169	636	854